Cover Page Cover Page	Jun. 29, 2021	Jun. 28, 2021
Cover [Abstract]
Entity Registrant Name		CAPRI HOLDINGS LTD
Document Period End Date	Jun. 29, 2021
Entity Emerging Growth Company		false
Title of 12(b) Security		Ordinary Shares, no par value
Pre-commencement Issuer Tender Offer		false
Pre-commencement Tender Offer		false
Soliciting Material		false
Written Communications		false
Entity Address, Country		GB
Entity Address, Postal Zip Code		WC2B 6UF
Entity Incorporation, State or Country Code		D8
Entity File Number		001-35368
Document Type		8-K
Trading Symbol		CPRI
Security Exchange Name		NYSE
Entity Address, Address Line One		33 Kingsway
Entity Address, City or Town		London
Entity Address, State or Province		44
City Area Code		207
Local Phone Number		632 8600
Entity Central Index Key		0001530721
Amendment Flag		false